Investment properties - Amounts recognised in income statement and future aggregate minimum lease receipts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment properties
Rental income	¥ 1,401	¥ 1,380	¥ 1,188
Future aggregate minimum lease receipts under non cancellable operating leases	5,131	7,954	1,144
Within 1 year
Investment properties
Future aggregate minimum lease receipts under non cancellable operating leases	1,310	2,823	¥ 1,144
Later than 1 year and not later than 5 years
Investment properties
Future aggregate minimum lease receipts under non cancellable operating leases	¥ 3,821	¥ 5,131